REVENUE AND SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
REVENUE AND SEGMENT INFORMATION
Schedule of analysis of revenue and Adjusted Operating Profit by geographical segment

	Six months ended 30 June
	2024	2023
Revenue by segment	£m	£m

North America	1,956	2,046
EMEA and LatAm	2,417	2,323
APAC	1,321	1,369
Group revenue	5,694	5,738

	Six months ended 30 June
	2024	2023
Operating profit by segment	£m	£m
Group operating profit	1,151	1,141
Reconciling items between Group operating profit and Group Adjusted operating profit[1]	142	130
Total	1,293	1,271

	Six months ended 30 June
	2024	2023
	£m	£m
North America	416	471
EMEA and LatAm	627	542
APAC	306	318
Corporate and other unallocated	(56)	(60)
Total	1,293	1,271
1.	The reconciling items above include:
a)	Net amortisation and impairment of intangible assets of (£4m) (2023: £23m). In 2024 this includes £17m reversal of impairment relating to Chapstick brand.
b)	Restructuring costs of £132m (2023: £30m). In 2024 these costs include £59m of non-cash items.

Schedule of analysis of revenue by product

	Six months ended 30 June
	2024	2023
Revenue by product category	£m	£m

Oral Health	1,683	1,589
Vitamins, Minerals and Supplements	857	816
Pain Relief	1,303	1,405
Respiratory Health	788	839
Digestive Health and Other	1,063	1,089
Group revenue	5,694	5,738